Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM

EQ/Ivy Energy Portfolio

Supplement Dated November 12, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2019, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a change to the sub-adviser for EQ/Ivy Energy Portfolio (“Portfolio”). At a meeting held on November 6-7, 2019, the Trust’s Board of Trustees approved (i) the termination of Ivy Investment Management Company (“IICO”) as sub-adviser to the Portfolio, (ii) the appointment of Wellington Management Company LLP (“Wellington”) as sub-adviser to the Portfolio, and (iii) changing the name of the Portfolio to “EQ/Wellington Energy Portfolio.” Accordingly, AXA Equitable Funds Management Group LLC, the Portfolio’s Adviser, has entered into a sub-advisory agreement with Wellington pursuant to which Wellington will provide sub-advisory services to the Portfolio, effective on or about November 18, 2019.

Effective on or about November 18, 2019, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

All references to EQ/Ivy Energy Portfolio are deleted and replaced with EQ/Wellington Energy Portfolio.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the first paragraph is revised by deleting the second sentence and replacing it with the following sentence:

These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, oil and gas pipeline companies, refining and marketing companies, energy conservation companies, coal transporters, utilities, alternative energy companies and innovative energy technology companies.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following paragraph:

The Sub-Adviser uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that the Sub-Adviser believes are strongly managed and can generate above-average capital growth and appreciation. The Sub-Adviser analyzes net asset value, free cash flow, and balance sheet strength and focuses on companies that exhibit capital discipline with a low cost structure and strong assets. The Sub-Adviser seeks to take a long-term view and considers the range of possible outcomes for a company. This range incorporates different commodity price scenarios while factoring in company-specific risks and opportunities. The Portfolio invests in a blend of value and growth companies domiciled throughout the world and invests in securities of companies across the capitalization spectrum, which may include companies that are offered in initial public offerings (IPOs). While the Sub-Adviser typically seeks to invest a majority of the Portfolio’s assets in U.S. securities, the Portfolio may invest up to 100% of its total assets in foreign securities.

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting “Focused Portfolio Risk.”

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks — Foreign Securities Risk” is revised by adding the following paragraph:

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

EQ/Ivy Energy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM

EQ/Ivy Energy Portfolio

Supplement Dated November 12, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2019, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a change to the sub-adviser for EQ/Ivy Energy Portfolio (“Portfolio”). At a meeting held on November 6-7, 2019, the Trust’s Board of Trustees approved (i) the termination of Ivy Investment Management Company (“IICO”) as sub-adviser to the Portfolio, (ii) the appointment of Wellington Management Company LLP (“Wellington”) as sub-adviser to the Portfolio, and (iii) changing the name of the Portfolio to “EQ/Wellington Energy Portfolio.” Accordingly, AXA Equitable Funds Management Group LLC, the Portfolio’s Adviser, has entered into a sub-advisory agreement with Wellington pursuant to which Wellington will provide sub-advisory services to the Portfolio, effective on or about November 18, 2019.

Effective on or about November 18, 2019, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

All references to EQ/Ivy Energy Portfolio are deleted and replaced with EQ/Wellington Energy Portfolio.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the first paragraph is revised by deleting the second sentence and replacing it with the following sentence:

These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, oil and gas pipeline companies, refining and marketing companies, energy conservation companies, coal transporters, utilities, alternative energy companies and innovative energy technology companies.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following paragraph:

The Sub-Adviser uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that the Sub-Adviser believes are strongly managed and can generate above-average capital growth and appreciation. The Sub-Adviser analyzes net asset value, free cash flow, and balance sheet strength and focuses on companies that exhibit capital discipline with a low cost structure and strong assets. The Sub-Adviser seeks to take a long-term view and considers the range of possible outcomes for a company. This range incorporates different commodity price scenarios while factoring in company-specific risks and opportunities. The Portfolio invests in a blend of value and growth companies domiciled throughout the world and invests in securities of companies across the capitalization spectrum, which may include companies that are offered in initial public offerings (IPOs). While the Sub-Adviser typically seeks to invest a majority of the Portfolio’s assets in U.S. securities, the Portfolio may invest up to 100% of its total assets in foreign securities.

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting “Focused Portfolio Risk.”

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks — Foreign Securities Risk” is revised by adding the following paragraph:

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.